STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 1,007,272		$ 4,148,771
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,318,677)		(2,120,803)
Changes in assets and liabilities
Accounts payable and accrued expenses	22,500		5,000
Accounts payable - affiliates	(1,575,438)		(3,566,927)
Other assets	0		0
Net cash used in operating activities	(1,864,343)		(1,533,959)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,157,944	[1]	2,120,803
Net cash provided by investing activities	1,157,944		2,120,803
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(706,399)		586,844
Cash and cash equivalents, beginning	1,682,834		1,095,990
Cash and cash equivalents, end	976,435		1,682,834
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	1,298,874		0
Series Seven [Member]
Cash flows from operating activities:
Net income (loss)	0		0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0		0
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Other assets	0		0
Net cash used in operating activities	0		0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	0
Net cash provided by investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		0
Cash and cash equivalents, beginning	0		0
Cash and cash equivalents, end	0		0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series Nine [Member]
Cash flows from operating activities:
Net income (loss)	(89,280)		(29,822)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(1,593)		(78,000)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	60,100		72,387
Other assets	0		0
Net cash used in operating activities	(30,773)		(35,435)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,593	[1]	78,000
Net cash provided by investing activities	1,593		78,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(29,180)		42,565
Cash and cash equivalents, beginning	163,039		120,474
Cash and cash equivalents, end	133,859		163,039
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series Ten [Member]
Cash flows from operating activities:
Net income (loss)	(848)		344,687
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(72,293)		(420,731)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(204,884)		(285,273)
Other assets	0		0
Net cash used in operating activities	(278,025)		(361,317)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	72,293	[1]	420,731
Net cash provided by investing activities	72,293		420,731
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(205,732)		59,414
Cash and cash equivalents, beginning	205,732		146,318
Cash and cash equivalents, end	0		205,732
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	1,298,874		0
Series Eleven [Member]
Cash flows from operating activities:
Net income (loss)	474,935		508,332
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(575,209)		(548,878)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(508,153)		(452,593)
Other assets	0		0
Net cash used in operating activities	(608,427)		(493,139)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	575,209	[1]	548,878
Net cash provided by investing activities	575,209		548,878
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(33,218)		55,739
Cash and cash equivalents, beginning	211,756		156,017
Cash and cash equivalents, end	178,538		211,756
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series Twelve [Member]
Cash flows from operating activities:
Net income (loss)	354,698		(10,347)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(385,233)		(69,513)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	(340,122)		(126,844)
Other assets	0		0
Net cash used in operating activities	(370,657)		(206,704)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	385,233	[1]	69,513
Net cash provided by investing activities	385,233		69,513
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,576		(137,191)
Cash and cash equivalents, beginning	160,021		297,212
Cash and cash equivalents, end	174,597		160,021
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0		0
Series Fourteen [Member]
Cash flows from operating activities:
Net income (loss)	267,767		3,335,921
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(284,349)		(1,003,681)
Changes in assets and liabilities
Accounts payable and accrued expenses	22,500		5,000
Accounts payable - affiliates	(582,379)		(2,774,604)
Other assets	0		0
Net cash used in operating activities	(576,461)		(437,364)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	123,616	[1]	1,003,681
Net cash provided by investing activities	123,616		1,003,681
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(452,845)		566,317
Cash and cash equivalents, beginning	942,286		375,969
Cash and cash equivalents, end	489,441		942,286
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0		$ 0

[1]	Partnership proceeds from disposition do not include $160,733, which was due to write-offs of capital contributions payable as of March 31, 2016, for Series 14